Note 13 - Stock Option and Incentive Plan (Details) - Stock Option Activity - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Stock Option Activity [Abstract]
Outstanding balance, number of shares subject to option	37,034,483	6,618,233	6,618,233	679,744
Outstanding balance, weighted-average exercise price	$ 0.03	$ 0.11	$ 0.11	$ 2.82
Exercisable at end of year	7,321,779		5,934,303	2,330,650
Exercisable at end of year	$ 0.07		$ 0.09	$ 0.28
Outstanding and expected to vest			36,916,502	6,191,212
Outstanding and expected to vest			$ 0.03	$ 0.11
Granted during the year	0	0	30,456,250	6,400,000
Granted during the year			$ 0.02	$ 0.03
Forfeited/cancelled/expired during the year			(40,000)	(461,511)
Forfeited/cancelled/expired during the year			$ 5.15	$ 3.29
Outstanding balance, number of shares subject to option	37,034,483		37,034,483	6,618,233
Outstanding balance, weighted-average exercise price	$ 0.03		$ 0.03	$ 0.11